UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09521

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: October 31st

Date of reporting period: JULY 31, 2006            (3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

Rorer Large-Cap Fund

July 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 92.8%
Consumer Discretionary - 5.8%
Home Depot, Inc.	231		$8,018
Target Corp.	192		8,816
Walt Disney Co., The	311	[2]	9,234
Total Consumer Discretionary			26,068
Consumer Staples - 10.4%
Anheuser-Busch Co., Inc.	160		7,704
CVS Corp.	477		15,607
PepsiCo, Inc.	197		12,486
Procter & Gamble Co.	198		11,128
Total Consumer Staples			46,925
Energy - 8.2%
BJ Services Co.	126		4,570
ChevronTexaco Corp.	164		10,788
ConocoPhillips Co.	172		11,806
Exxon Mobil Corp.	142		9,619
Total Energy			36,783
Financials - 22.4%
AFLAC, Inc.	314		13,860
American International Group, Inc.	186		11,285
Citigroup, Inc.	262		12,657
JPMorgan Chase & Co.	320		14,598
MBIA, Inc.	142		8,351
Morgan Stanley Co.	207		13,766
St. Paul Travelers Companies, Inc., The	261		11,954
TD Ameritrade Holding Corp.	158		2,588
U.S. Bancorp	228		7,296
Washington Mutual, Inc.	107		4,783
Total Financials			101,138
Health Care - 18.2%
Amgen, Inc.*	182		12,693
Baxter International, Inc.	301		12,642
Fisher Scientific International, Inc.*	135		10,005
Johnson & Johnson	148		9,257
Laboratory Corp. of America Holdings*	213		13,721
Medtronic, Inc.	120		6,062
Pfizer, Inc.	248		6,446
Wyeth Co.	238		11,536
Total Health Care			82,362
Industrials - 10.3%
Danaher Corp.	177		11,540
General Electric Co.	360		11,768
Illinois Tool Works, Inc.	104		4,756
L-3 Communications Holdings, Inc.	165		12,152
United Parcel Service, Inc., Class B	91		6,271
Total Industrials			46,487
Information Technology - 16.0%
Apple Computer, Inc.*	132		8,971
Cisco Systems, Inc.*	582		10,389
Corning, Inc.*	528		10,069
Fiserv, Inc.*	237		10,347
Hewlett-Packard Co.	203		6,478
Motorola, Inc.	689		15,682
Xerox Corp.*	732		10,314
Total Information Technology			72,250

Rorer Large-Cap Fund

July 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Materials - 1.5%
Alcoa, Inc.	224	$6,709
Total Common Stocks (cost $386,823)		418,722
Other Investment Companies - 10.7%[1]
Bank of New York Institutional Cash Reserves Fund, 5.32%[3]	9,009	9,009
JPMorgan Prime Money Market Fund,
Institutional Class Shares, 5.13%	39,438	39,438
Total Investment Companies (cost $48,447)		48,447
Total Investments - 103.5% (cost $435,270)		467,169
Other Assets, less Liabilities - (3.5)%		(15,800)
Net Assets - 100.0%		$451,369

Note:	Based on the approximate cost of investments of $435,270 for Federal income tax purposes at July 31, 2006, the aggregate gross unrealized appreciation and depreciation were $38,612 and $6,713, respectively, resulting in net unrealized appreciation of investments of $31,899.
*	Non-income-producing securities.
[1]	Yield shown for each investment company represents the July 31, 2006 seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[2]	Some or all of these shares were out on loan to various brokers as of July 31, 2006, amounting to a market value of $9,234 or approximately 2.0% of net assets.
[3]	Collateral received from brokers for securities lending was invested in this short-term investment.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By:	/s/ Peter M. Lebovitz
Peter M. Lebovitz, President

Date:	September 5, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter M. Lebovitz
Peter M. Lebovitz, President

Date:	September 5, 2006

By:	/s/ Bruce M. Aronow
Bruce M. Aronow, Chief Financial Officer

Date:	September 5, 2006